UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                        FORM N-Q
                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-03526

Name of Fund:         Legg Mason Tax Exempt Trust, Inc.
Fund Address:         100 Light Street
                               Baltimore, MD 21202

Name and address of agent for service:   Richard M. Wachterman, Esq.
                                         Legg Mason Wood Walker, Incorporated
                                         100 Light Street
                                         Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2004

Date of reporting period:  9/30/2004

Item 1 - Schedule of Investments

Portfolio of Investments

Legg Mason Tax Exempt Trust
September 30, 2004  (Unaudited)
(Amounts in Thousands)

                                                                                       Maturity
                                                                            Rate         Date          Par          Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama -- 1.9%
   The Industrial Development Board of the City of Montgomery,
   Pollution Control and Solid Waste Disposal Revenue Refunding
   Bonds (General Electric Company Project), Series 1990 VRDN                 1.66%    10/5/04      $   8,000     $    8,000 /A/
                                                                                                                 -------------

Alaska -- 1.7%
   City of Valdez, Alaska, Marine Terminal Revenue Refunding
   Bonds (BP Pipelines, Inc. Project), Series 2001 VRDN                       1.74%    10/1/04           7,200          7,200/A/
                                                                                                                 -------------

Arizona -- 0.7%
   Salt River Project Agricultural Improvement and Power District
   Arizona, Series A TECP                                                     1.18%    11/10/04          3,000          3,000
                                                                                                                 -------------

Delaware -- 1.5%
   University of Delaware, Revenue Bonds, Series 1998 VRDN                    1.70%    10/6/04           6,500          6,500/A/
                                                                                                                 -------------

District of Columbia -- 2.4%
   District of Columbia (American Red Cross), Series 2000 TECP                1.15%    11/10/04          5,000          5,000

   District of Columbia (Washington, D.C.), Multimodal GO Bonds,
   Series 2003 D-2 VRDN                                                       1.67%    10/6/04           5,000          5,000/A/
                                                                                                                 -------------
                                                                                                                       10,000
                                                                                                                 -------------
Florida -- 7.0%
   City of Gainesville, Utilities System
      Series C TECP                                                           1.34%    11/5/04           4,000          4,000
      Series C TECP                                                           1.13%    11/8/04           1,400          1,400
      Series C TECP                                                           1.15%    11/8/04           5,000          5,000
      Series C TECP                                                           1.17%    11/9/04           5,000          5,000

   Jacksonville Electric Authority Variable Rate Subordinated
   Revenue Bonds, Series 2001 C VRDN                                          1.20%    12/8/04           6,000          6,000/A/

   Pinellas County, Florida, Health Facilities Authority (Bayfront
   Medical Center, Inc. Project), Refunding Revenue Bonds,
   Series 1989 VRDN                                                           1.66%    10/6/04             400            400/A/

   Putnam County, Florida, Development Authority PCR Bonds
   (Seminole Electric Cooperative, Inc.)
      Series 1984 H-1 VRDN                                                    1.85%    10/6/04           5,775          5,775/A/
      Series 1984 H-2 VRDN                                                    1.85%    10/6/04           2,100          2,100/A/
                                                                                                                 -------------
                                                                                                                       29,675
                                                                                                                 -------------

Georgia -- 4.0%
   Burke County, Georgia, PCR Bonds (Oglethorpe Power)
      Series 1998 B VRDN                                                      1.17%    10/12/04          2,000          2,000/A/
      Series 1998 A VRDN                                                      1.40%    10/15/04         10,000         10,000/A/
      Series 1998 B VRDN                                                      1.25%    10/21/04          4,000          4,000/A/

   State of Georgia, GO Bonds, Series 1995 B                                  6.25%     4/1/05           1,000          1,025
                                                                                                                 -------------
                                                                                                                       17,025
                                                                                                                 -------------

Illinois -- 0.8%
   Illinois Development Finance Authority PCR Bonds (Amoco
   Oil Company Project), Series 1994 VRDN                                     1.74%    10/1/04           3,400          3,400/A/
                                                                                                                 -------------

Indiana -- 1.2%
   City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil
   Company Project), Series 1994 VRDN                                         1.74%    10/1/04           5,270          5,270/A/
                                                                                                                 -------------

Kansas -- 3.8%
   State of Kansas, Department of Transportation, Adjustable
   Tender Highway Revenue Bonds,
      Series 2002 B-1 VRDN                                                    1.68%    10/7/04          11,000         11,000/A/
      Series 2002 B-3 VRDN                                                    1.68%    10/7/04           5,000          5,000/A/
                                                                                                                 -------------
                                                                                                                       16,000
                                                                                                                 -------------

Kentucky -- 4.1%
   Kentucky Economic Development Finance Authority, Hospital
   Revenue Bonds (Baptist Healthcare System Obligated Group)
      Series 1999 C VRDN                                                      1.74%    10/1/04          11,080         11,080/A/
      Series 1999 B VRDN                                                      1.70%    10/6/04           6,365          6,365/A/
                                                                                                                 -------------
                                                                                                                       17,445
                                                                                                                 -------------

Louisiana -- 0.7%
   Parish of East Baton Rouge, State of Louisiana, PCR
   Refunding Bonds (Exxon Project), 1993 Series VRDN                          1.65%    10/1/04           3,100          3,100/A/
                                                                                                                 -------------

Maryland -- 15.0%
   Baltimore County, Maryland, Revenue Bonds (Oak Crest
   Village, Inc. Project), Series 1999 A VRDN                                 1.69%    10/7/04           5,975          5,975/A/

   Howard County, Maryland, Variable Rate Demand Multifamily
   Housing Revenue Refunding Bonds (Sherwood Crossing
   Apartments), Series 2003 VRDN                                              1.70%    10/7/04           3,700          3,700/A/

   Maryland Economic Development Corporation Revenue Bonds
   (American Urological Association Education and Research, Inc.
   Project), Series 2002 VRDN                                                 1.69%    10/6/04           3,100          3,100/A/

   Maryland Health and Higher Educational Facilities Authority
   (French International School Issue), Series 2004 VRDN                      1.71%    10/6/04           1,700          1,700/A/

   Maryland Health and Higher Educational Facilities Authority
   (Friends School of Baltimore), Series 2004 VRDN                            1.69%    10/6/04           1,800          1,800/A/

   Maryland Health and Higher Educational Facilities Authority
   (Pooled Loan Program Issue)
      Series 1985 B VRDN                                                      1.69%    10/6/04           2,800          2,800/A/
      Series 1985 A VRDN                                                      1.70%    10/6/04           7,500          7,500/A/

   Maryland Health and Higher Educational Facilities Authority
   (The Johns Hopkins Hospital), Series C TECP                                1.12%    10/6/04           5,000          5,000

   Maryland Health and Higher Educational Facilities Authority
   (The Johns Hopkins University)
      Series A TECP                                                           1.15%    10/13/04          4,000          4,000
      Series B TECP                                                           1.20%    10/19/04          3,100          3,100
      Series A TECP                                                           1.35%    11/5/04           5,575          5,575

   Maryland Industrial Development Financing Authority, Variable
   Rate Demand Revenue Bonds (National Aquarium in Baltimore
   Facility), Series 2002A VRDN                                               1.69%    10/6/04           4,200          4,200/A/

   Montgomery County, Maryland, BANS
      Series 2002                                                             1.35%    10/14/04          3,500          3,500
      Series 2002                                                             1.34%    11/5/04           3,300          3,300

   University of Maryland System Auxiliary Facility and Tuition
   Revenue Bonds, Series 2003 A                                               5.00%     4/1/05           2,000          2,038

   Washington Suburban Sanitary District BANS,
   Series 2003 B VRDN                                                         1.65%    10/6/04           6,600          6,600/A/
                                                                                                                 -------------
                                                                                                                       63,888
                                                                                                                 -------------

Massachusetts -- 1.2%
   The Commonwealth of Massachusetts, GO Refunding Bonds,
   2001 Series C VRDN                                                         1.73%    10/7/04           5,000          5,000/A/
                                                                                                                 -------------

Michigan -- 0.4%
   Michigan State Housing Development Authority, Rental
   Housing Revenue Bonds, Series 1997 B VRDN                                  1.70%    10/6/04           1,785          1,785/A/
                                                                                                                 -------------

Mississippi -- 3.7%
   Jackson County, Mississippi, Port Facility Refunding Revenue
   Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN                      1.74%    10/1/04          15,700         15,700/A/
                                                                                                                 -------------

Missouri -- 0.8%
   Health and Educational Facilities Authority of the State of
   Missouri, Medical Research Facilities Revenue Bonds (Stowers
   Institute for Medical Research), Series 2000 VRDN                          1.70%    10/7/04           3,500          3,500/A/
                                                                                                                 -------------

Nebraska -- 0.6%
   Omaha Public Power District TECP, Series A                                 1.51%    12/7/04           2,400          2,400
                                                                                                                 -------------

Nevada -- 2.9%
   Clark County School District, Nevada, Adjustable Rate GO
   (Limited Tax) School Bonds
      Series 2001 A VRDN                                                      1.65%    10/1/04          10,350         10,350/A/
      Series 2002 B                                                           5.00%     2/1/05           1,810          1,832
                                                                                                                 -------------
                                                                                                                       12,182
                                                                                                                 -------------

North Carolina -- 4.3%
   City of Charlotte, North Carolina, Water and Sewer System
   Commercial Paper Revenue
      BANS                                                                    1.60%    5/27/05           6,200          6,200
      BANS                                                                    1.60%     6/3/05           4,000          4,000

   County of Wake, North Carolina, GO Public Improvement Bonds
      Series 2003 A                                                           3.00%     4/1/05           4,000          4,039
      Series 2004                                                             3.00%     3/1/05           4,000          4,028
                                                                                                                 -------------
                                                                                                                       18,267
                                                                                                                 -------------

Ohio -- 4.8%
   Ohio Higher Educational Facility Commission Revenue Bonds
   (Xavier University 2000 Project) VRDN                                      1.69%    10/7/04           9,930          9,930/A/

   Ohio State University General Receipt Bonds,
   Series 2001 VRDN                                                           1.70%    10/7/04           9,375          9,375/A/

   State of Ohio, Highway Capital Improvement Bonds, Series C                 4.75%     5/1/05           1,000          1,021
                                                                                                                 -------------
                                                                                                                       20,326
                                                                                                                 -------------

Pennsylvania -- 6.9%
   Allegheny County, Pennsylvania, Hospital Development
   Authority Health Center Revenue Bonds (Presbyterian
   University Health)
      Series 1990 A VRDN                                                      1.70%    10/7/04           1,800          1,800/A/
      Series 1990 D VRDN                                                      1.70%    10/7/04           1,500          1,500/A/

   Commonwealth of Pennsylvania GO Bonds, First
   Series of 1998                                                             5.00%     3/1/05           1,500          1,525

   Delaware County, Pennsylvania, IDA Revenue Refunding Bonds
   (Resource Recovery Facility, General Electric Capital
   Corporation), Series 1997 G VRDN                                           1.67%    10/6/04           3,610          3,610/A/

   Geisinger Authority (Montour County, Pennsylvania), Health
   System Revenue Refunding Bonds, (Geisinger Health System),
   Series 2002 VRDN                                                           1.72%    10/1/04           4,500          4,500/A/

   Lackawanna County, Pennsylvania, IDA (National Book
   Company Project), Series 1986 VRDN                                        2.375%    10/6/04             400            400/A/

   Northampton County Higher Education Authority University
   Revenue Bonds, Series 2000 (Lehigh University), VRDN                       1.68%    10/7/04           7,500          7,500/A/

   Pennsylvania Higher Educational Facilities Authority, Variable
   Rate Revenue Refunding Bonds (Carnegie Mellon University)
      Series 1995 B VRDN                                                      1.71%    10/1/04             800            800/A/
      Series 1995 D VRDN                                                      1.71%    10/1/04           4,000          4,000/A/

   The Hospitals and Higher Education Facilities Authority of
   Philadelphia, Hospital Revenue Bonds (The Children's Hospital
   of Philadelphia Project)
      Series B of 2002 VRDN                                                   1.71%    10/1/04           1,500          1,500/A/
      Series D of 2002 VRDN                                                   1.71%    10/1/04           2,400          2,400/A/
                                                                                                                 -------------
                                                                                                                       29,535
                                                                                                                 -------------

South Carolina -- 4.9%
   Berkeley County, South Carolina, PCR Refunding Bonds
   (Amoco Chemical Company Project), Series 1994 VRDN                         1.74%    10/1/04           7,330          7,330/A/

   Charleston County School District, South Carolina, GO BANS,
   Series 2004                                                                2.00%    11/4/04           4,000          4,004

   South Carolina Public Service Authority Promissory Notes
      TECP                                                                    1.14%    10/5/04           4,000          4,000
      TECP                                                                    1.34%    10/5/04           5,500          5,500
                                                                                                                 -------------
                                                                                                                       20,834
                                                                                                                 -------------

Texas -- 13.2%
   City of Austin, Texas (Travis and Williamson County),
   Combined Utility System Commercial Paper Notes, Series A                   1.15%    10/20/04          2,000          2,000

   Dallas, Texas, Area Rapid Transit Authority
      Series 2001 TECP                                                        1.30%    10/13/04          5,000          5,000
      Series 2001 TECP                                                        1.15%    11/9/04           5,000          5,000
      Series 2001 TECP                                                        1.19%    12/8/04           5,000          5,000

   Harris County Health Facilities Development Corporation,
   Variable Rate Revenue Bonds (St. Luke's Episcopal Hospital),
   Series 2001B VRDN                                                          1.72%    10/1/04          11,800         11,800/A/

   Harris County Health Facilities Development Corporation,
   Variable Rate Revenue Bonds (The Methodist Hospital),
   Series 2002 VRDN                                                           1.72%    10/1/04           5,000          5,000/A/

   Harris County, Texas, GO Notes, Series C TECP                              1.26%    12/8/04           1,800          1,800

   Southwest Higher Education Authority Inc., Variable Rate
   Demand Higher Education Revenue Bonds (Southern Methodist
   University Project), Refunding Series 1985 VRDN                            1.74%    10/1/04          12,580         12,580/A/

   State of Texas, TRANS, Series 2004                                         3.00%    8/31/05           8,000          8,101
                                                                                                                 -------------
                                                                                                                       56,281
                                                                                                                 -------------

Utah -- 1.7%
   Emery County, Utah, PCR Refunding Bonds (PacifiCorp
   Project), Series 1994 VRDN                                                 1.72%    10/1/04           5,800          5,800/A/

   Intermountain Power Agency, Variable Rate Power Supply
   Revenue Bonds, 1985 Series F VRDN                                          1.15%    10/5/04           1,500          1,500/A/
                                                                                                                 -------------
                                                                                                                        7,300
                                                                                                                 -------------

Virginia -- 3.2%
   Hampton Roads Sanitation District, Virginia, Wastewater
   Refunding Revenue Bonds, Series 2003                                       2.00%    10/1/04           1,500          1,500

   Harrisonburg Redevelopment and Housing Authority, Variable
   Rate Lease Purchase Revenue Bonds, 2001 Series A VRDN                      1.76%    10/7/04          11,000         11,000/A/

   Virginia College Building Authority Educational Facilities
   Revenue Bonds (21st Century College Program), Series 2001                  5.00%     2/1/05           1,000          1,013
                                                                                                                 -------------
                                                                                                                       13,513
                                                                                                                 -------------

Washington -- 4.3%
   State of Washington, Adjustable Rate GO Bonds,
   Series 1996 B VRDN                                                         1.60%    10/6/04          14,600         14,600/A/

   Washington State Housing Finance Commission (Pacific First
   Federal Savings Bank Program), Series 1988 B VRDN                          1.70%    10/6/04           3,673          3,673/A/
                                                                                                                 -------------
                                                                                                                       18,273
                                                                                                                 -------------

Wyoming -- 1.0%
   Lincoln County, Wyoming, PCR Refunding Bonds (PacifiCorp
   Project), Series 1994 VRDN                                                 1.79%    10/1/04           2,100          2,100/A/

   Sweetwater County, Wyoming, PCR Refunding Bonds
   (PacifiCorp Project), Series 1994 VRDN                                     1.79%    10/1/04           2,200          2,200/A/
                                                                                                                 -------------
                                                                                                                        4,300
-----------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Amortized Cost and Value -- 98.7%                                                                419,699/B/
Other Assets Less Liabilities -- 1.3%                                                                                    5,529
                                                                                                                 -------------

Net Assets -- 100.0%                                                                                               $425,228
-----------------------------------------------------------------------------------------------------------------------------------

/A/ The rate shown is the rate as of September 30, 2004, and the maturity shown is the longer of the next interest adjustment date or the date the principal owed can be recovered through demand.
/B/ Also represents cost for federal income tax purposes.

In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Exempt Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President, Legg Mason Tax Exempt Trust, Inc.
Date:  November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President, Legg Mason Tax Exempt Trust, Inc.
Date:  November 22, 2004


By:  /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Tax Exempt Trust, Inc.
Date:  November 22, 2004